American Funds Emerging Markets Bond Fund®
Investment portfolio
March 31, 2024
unaudited

Bonds, notes & other debt instruments 90.60% Bonds & notes of governments & government agencies outside the U.S. 70.02%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 2.50% 9/30/2029[1]	USD350	$314
Abu Dhabi (Emirate of) 3.125% 9/30/2049	7,800	5,497
Albania (Republic of) 5.90% 6/9/2028	EUR4,140	4,598
Albania (Republic of) 5.90% 6/9/2028	300	333
Angola (Republic of) 9.50% 11/12/2025	USD2,880	2,937
Angola (Republic of) 8.00% 11/26/2029[1]	4,100	3,829
Angola (Republic of) 8.00% 11/26/2029	3,110	2,904
Angola (Republic of) 8.75% 4/14/2032	4,000	3,687
Angola (Republic of) 8.75% 4/14/2032[1]	500	461
Angola (Republic of) 9.125% 11/26/2049	4,780	4,058
Argentine Republic 0.50% 7/9/2029	EUR65	34
Argentine Republic 1.00% 7/9/2029	USD1,290	697
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[2]	23,590	12,415
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[2]	15,260	6,365
Argentine Republic 0% 12/15/2035	600	22
Argentine Republic 3.00% 1/9/2038 (3.75% on 7/9/2024)[2]	EUR978	427
Asian Development Bank 6.20% 10/6/2026	INR138,000	1,635
Azerbaijan (Republic of) 3.50% 9/1/2032	USD910	775
Benin (Republic of) 4.875% 1/19/2032	EUR1,600	1,458
Benin (Republic of) 7.96% 2/13/2038[1]	USD430	420
Brazil (Federative Republic of) 0% 7/1/2024	BRL5,000	973
Brazil (Federative Republic of) 10.00% 1/1/2025	10,600	2,113
Brazil (Federative Republic of) 0% 7/1/2025	7,123	1,264
Brazil (Federative Republic of) 0% 1/1/2026	61,600	10,396
Brazil (Federative Republic of) 6.00% 8/15/2026[3]	13,097	2,627
Brazil (Federative Republic of) 10.00% 1/1/2027	36,120	7,172
Brazil (Federative Republic of) 10.00% 1/1/2029	119,481	23,312
Brazil (Federative Republic of) 10.00% 1/1/2031	54,686	10,492
Brazil (Federative Republic of) 10.00% 1/1/2033	59,268	11,244
Brazil (Federative Republic of) 6.00% 8/15/2050[3]	75,502	15,338
Bulgaria (Republic of) 4.50% 1/27/2033	EUR1,710	1,965
Chile (Republic of) 5.00% 10/1/2028	CLP595,000	602
Chile (Republic of) 4.85% 1/22/2029	USD2,625	2,607
Chile (Republic of) 1.90% 9/1/2030[3]	CLP6,455,518	6,364
Chile (Republic of) 4.70% 9/1/2030	1,740,000	1,677
Chile (Republic of) 6.00% 4/1/2033	340,000	363
Chile (Republic of) 5.30% 11/1/2037	2,375,000	2,292
Chile (Republic of) 3.10% 5/7/2041	USD2,150	1,596
Chile (Republic of) 4.34% 3/7/2042	1,810	1,583
Chile (Republic of) 4.00% 1/31/2052	200	158
China (People’s Republic of), Series INBK, 2.26% 2/24/2025	CNY8,650	1,202
China (People’s Republic of), Series INBK, 2.48% 4/15/2027	10,810	1,511
China (People’s Republic of), Series INBK, 2.85% 6/4/2027	1,480	209
China (People’s Republic of), Series INBK, 2.40% 7/15/2028	4,100	571
China (People’s Republic of), Series INBK, 2.80% 3/24/2029	25,260	3,581
China (People’s Republic of), Series INBK, 2.68% 5/21/2030	16,050	2,261
American Funds Emerging Markets Bond Fund — Page 1 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
China (People’s Republic of), Series INBK, 2.69% 8/15/2032	CNY9,450	$1,334
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	23,270	3,662
China (People’s Republic of), Series INBK, 3.32% 4/15/2052	2,070	325
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	44,400	6,734
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	27,440	4,327
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	6,590	943
China Development Bank Corp., Series 1905, 3.48% 1/8/2029	8,350	1,212
Colombia (Republic of) 4.50% 3/15/2029	USD241	222
Colombia (Republic of) 3.00% 1/30/2030	278	231
Colombia (Republic of) 7.00% 3/26/2031	COP5,102,400	1,138
Colombia (Republic of) 3.125% 4/15/2031	USD1,311	1,051
Colombia (Republic of) 3.25% 4/22/2032	1,053	823
Colombia (Republic of) 8.00% 4/20/2033	4,560	4,822
Colombia (Republic of) 7.50% 2/2/2034	3,620	3,708
Colombia (Republic of) 8.00% 11/14/2035	1,250	1,315
Colombia (Republic of) 7.375% 9/18/2037	610	610
Colombia (Republic of) 5.625% 2/26/2044	261	208
Colombia (Republic of) 5.00% 6/15/2045	785	572
Colombia (Republic of) 5.20% 5/15/2049	200	147
Colombia (Republic of) 4.125% 5/15/2051	5,650	3,521
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP45,362,400	10,115
Colombia (Republic of), Series B, 7.00% 6/30/2032	1,500,000	325
Colombia (Republic of), Series B, 7.25% 10/18/2034	4,475,400	944
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[3]	71,479	5,994
Colombia (Republic of), Series B, 9.25% 5/28/2042	54,890,800	12,554
Colombia (Republic of), Series B, 7.25% 10/26/2050	3,615,200	660
Cote d’Ivoire (Republic of) 5.25% 3/22/2030	EUR1,380	1,390
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	1,745	1,743
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	400	400
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	970	905
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	400	373
Cote d’Ivoire (Republic of) 6.875% 10/17/2040	4,000	3,746
Czech Republic 5.70% 5/25/2024	CZK23,170	988
Czech Republic 1.00% 6/26/2026	9,070	363
Czech Republic 2.50% 8/25/2028	19,360	786
Czech Republic 0.95% 5/15/2030	39,410	1,425
Czech Republic 1.20% 3/13/2031	45,860	1,649
Czech Republic 1.75% 6/23/2032	10,300	374
Czech Republic 4.90% 4/14/2034	185,340	8,515
Czech Republic 1.95% 7/30/2037	139,940	4,717
Development Bank of Kazakhstan JSC 10.75% 2/12/2025	KZT85,750	188
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	1,313,500	2,694
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	218,500	448
Dominican Republic 6.875% 1/29/2026	USD1,900	1,921
Dominican Republic 5.95% 1/25/2027[1]	2,300	2,294
Dominican Republic 5.95% 1/25/2027	1,700	1,696
Dominican Republic 5.50% 2/22/2029[1]	1,420	1,382
Dominican Republic 5.50% 2/22/2029	500	487
Dominican Republic 4.50% 1/30/2030[1]	4,188	3,827
Dominican Republic 7.05% 2/3/2031[1]	665	690
Dominican Republic 13.625% 2/3/2033	DOP49,250	1,016
Dominican Republic 13.625% 2/3/2033	11,750	242
Dominican Republic 6.00% 2/22/2033[1]	USD805	784
Dominican Republic 11.25% 9/15/2035	DOP28,200	518
Dominican Republic 5.30% 1/21/2041	USD1,000	852
American Funds Emerging Markets Bond Fund — Page 2 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 5.30% 1/21/2041[1]	USD887	$756
Dominican Republic 5.875% 1/30/2060	3,715	3,168
Dominican Republic 5.875% 1/30/2060[1]	1,342	1,144
Egypt (Arab Republic of) 5.80% 9/30/2027	1,455	1,316
Egypt (Arab Republic of) 6.588% 2/21/2028[1]	2,528	2,314
Egypt (Arab Republic of) 6.588% 2/21/2028	1,445	1,323
Egypt (Arab Republic of) 7.60% 3/1/2029	1,260	1,164
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,000	887
Egypt (Arab Republic of) 5.875% 2/16/2031	USD3,570	2,865
Egypt (Arab Republic of) 7.053% 1/15/2032	1,759	1,461
Egypt (Arab Republic of) 7.625% 5/29/2032	1,000	854
Egypt (Arab Republic of) 7.625% 5/29/2032[1]	575	491
Egypt (Arab Republic of) 8.50% 1/31/2047	4,245	3,378
Egypt (Arab Republic of) 7.903% 2/21/2048	1,401	1,066
Egypt (Arab Republic of) 8.70% 3/1/2049	4,070	3,299
Egypt (Arab Republic of) 8.875% 5/29/2050	660	544
Egypt (Arab Republic of) 8.75% 9/30/2051	880	714
Egypt (Arab Republic of) 8.15% 11/20/2059	4,310	3,308
Egypt (Arab Republic of) 8.15% 11/20/2059[1]	1,300	998
Egypt (Arab Republic of) 7.50% 2/16/2061	6,570	4,735
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024[4]	2,975	2,186
European Bank for Reconstruction and Development 6.30% 10/26/2027	INR75,500	892
European Bank for Reconstruction and Development 6.25% 4/11/2028	112,300	1,317
Export-Import Bank of India 3.25% 1/15/2030	USD250	225
Export-Import Bank of India 5.50% 1/18/2033	1,400	1,416
Export-Import Bank of Korea 4.25% 9/15/2027	805	789
Gabonese Republic 6.95% 6/16/2025	1,048	1,030
Gabonese Republic 6.625% 2/6/2031[1]	400	342
Gabonese Republic 7.00% 11/24/2031	6,260	5,356
Gabonese Republic 7.00% 11/24/2031[1]	1,820	1,557
Georgia (Republic of) 2.75% 4/22/2026[1]	1,975	1,842
Ghana (Republic of) 7.75% 4/7/2029[1,4]	1,900	989
Ghana (Republic of) 7.625% 5/16/2029[4]	490	253
Honduras (Republic of) 6.25% 1/19/2027	7,310	7,075
Honduras (Republic of) 6.25% 1/19/2027[1]	263	255
Honduras (Republic of) 5.625% 6/24/2030	5,696	5,075
Honduras (Republic of) 5.625% 6/24/2030[1]	2,285	2,036
Hungary (Republic of) 5.00% 2/22/2027	EUR1,625	1,812
Hungary (Republic of) 6.125% 5/22/2028[1]	USD1,770	1,815
Hungary (Republic of) 2.00% 5/23/2029	HUF165,850	364
Hungary (Republic of) 4.00% 7/25/2029	EUR1,790	1,929
Hungary (Republic of) 2.125% 9/22/2031	USD810	644
Hungary (Republic of) 6.25% 9/22/2032[1]	1,000	1,042
Hungary (Republic of) 5.375% 9/12/2033	EUR2,700	3,076
Hungary (Republic of) 5.50% 3/26/2036[1]	USD5,165	5,024
Hungary (Republic of), Series B, 3.00% 6/26/2024	HUF478,930	1,300
Hungary (Republic of), Series B, 5.50% 6/24/2025	788,900	2,133
Hungary (Republic of), Series A, 6.75% 10/22/2028	854,520	2,343
Hungary (Republic of), Series A, 3.25% 10/22/2031	675,650	1,482
Hungary (Republic of), Series 32-A, 4.75% 11/24/2032	1,688,200	4,050
India (Republic of) 7.10% 4/18/2029	INR37,000	445
India (Republic of) 6.54% 1/17/2032	405,000	4,711
India (Republic of) 7.26% 8/22/2032	135,000	1,636
India (Republic of) 7.18% 8/14/2033	186,640	2,257
India (Republic of) 7.18% 7/24/2037	306,000	3,694
American Funds Emerging Markets Bond Fund — Page 3 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of) 4.65% 9/20/2032	USD2,040	$1,989
Indonesia (Republic of) 6.625% 2/17/2037	300	340
Indonesia (Republic of) 5.25% 1/17/2042	1,200	1,203
Indonesia (Republic of) 7.125% 6/15/2043	IDR9,000,000	577
Indonesia (Republic of), Series 59, 7.00% 5/15/2027	24,450,000	1,566
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	69,965,000	4,349
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	42,469,000	2,665
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	15,635,000	1,088
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	35,718,000	2,416
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	100,205,000	6,451
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	206,160,000	12,904
Indonesia (Republic of), Series 73, 8.75% 5/15/2031	28,473,000	2,006
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	169,725,000	10,515
Indonesia (Republic of), Series 58, 8.25% 6/15/2032	40,712,000	2,822
Indonesia (Republic of), Series 74, 7.50% 8/15/2032	50,000,000	3,321
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	154,877,000	9,984
Indonesia (Republic of), Series 65, 6.625% 5/15/2033	19,400,000	1,222
Indonesia (Republic of), Series 100, 6.625% 2/15/2034	95,030,000	5,947
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	45,362,000	3,205
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	33,080,000	2,206
Indonesia (Republic of), Series 72, 8.25% 5/15/2036	30,517,000	2,152
Indonesia (Republic of), Series 92, 7.125% 6/15/2042	19,170,000	1,235
Indonesia Asahan Aluminium (Persero) PT 4.75% 5/15/2025	USD1,600	1,581
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028	264	275
International Bank for Reconstruction and Development 6.75% 9/8/2027	INR60,400	722
International Bank for Reconstruction and Development 6.85% 4/24/2028	252,000	3,023
International Bank for Reconstruction and Development 6.05% 2/9/2029	34,500	398
International Bank for Reconstruction and Development 6.75% 7/13/2029	441,600	5,254
International Finance Corp. 6.30% 11/25/2024	40,000	478
Israel (State of) 2.875% 3/16/2026	USD373	355
Israel (State of) 2.25% 9/28/2028	ILS1,750	441
Israel (State of) 3.75% 2/28/2029	3,874	1,038
Israel (State of) 2.75% 7/3/2030	USD4,319	3,728
Israel (State of) 1.30% 4/30/2032	ILS29,690	6,443
Israel (State of) 4.50% 1/17/2033	USD4,355	4,061
Israel (State of) 5.50% 3/12/2034	10,244	10,161
Israel (State of) 5.75% 3/12/2054	3,120	2,993
Jordan (Hashemite Kingdom of) 7.50% 1/13/2029	3,355	3,355
Jordan (Hashemite Kingdom of) 5.85% 7/7/2030	1,355	1,250
Jordan (Hashemite Kingdom of) 7.375% 10/10/2047	1,936	1,714
Kazakhstan (Republic of) 6.50% 7/21/2045	800	899
Malaysia (Federation of), Series 0319, 3.478% 6/14/2024	MYR2,599	549
Malaysia (Federation of), Series 0115, 3.955% 9/15/2025	5	1
Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	6,142	1,295
Malaysia (Federation of), Series 0417, 3.899% 11/16/2027	1,300	278
Malaysia (Federation of), Series 0513, 3.733% 6/15/2028	28,870	6,136
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	10,197	2,224
Malaysia (Federation of), Series 0119, 4.13% 7/9/2029	16,800	3,630
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	12,810	2,737
Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	8,338	1,638
Malaysia (Federation of), Series 0122, 3.582% 7/15/2032	2,100	436
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	44,230	9,320
Malaysia (Federation of), Series 0415, 4.254% 5/31/2035	26,250	5,717
Malaysia (Federation of), Series 0615, 4.786% 10/31/2035	5,925	1,356
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	562	128
American Funds Emerging Markets Bond Fund — Page 4 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	MYR44,666	$10,359
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	5,500	1,130
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	699	155
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	2,448	551
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	13,894	2,882
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	2,352	585
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD1,030	1,049
Mic Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[1]	200	189
Mongolia (State of) 3.50% 7/7/2027	200	180
Mongolia (State of) 8.65% 1/19/2028[1]	1,492	1,576
Mongolia (State of) 8.65% 1/19/2028	550	581
Morocco (Kingdom of) 1.375% 3/30/2026	EUR433	444
Morocco (Kingdom of) 5.95% 3/8/2028[1]	USD1,225	1,240
Mozambique (Republic of) 9.00% 9/15/2031	6,890	5,918
Namibia (Republic of) 5.25% 10/29/2025	2,800	2,776
Nigeria (Republic of) 8.375% 3/24/2029	250	245
Nigeria (Republic of) 7.875% 2/16/2032	6,830	6,203
Nigeria (Republic of) 7.696% 2/23/2038	9,282	7,652
Nigeria (Republic of) 8.25% 9/28/2051	6,685	5,496
Oman (Sultanate of) 5.625% 1/17/2028	1,000	1,006
Oman (Sultanate of) 4.875% 6/15/2030[1]	800	788
Oman (Sultanate of) 6.75% 1/17/2048	2,800	2,873
Panama (Republic of) 7.125% 1/29/2026	710	722
Panama (Republic of) 3.16% 1/23/2030	830	692
Panama (Republic of) 6.375% 7/25/2033[1]	5,768	5,448
Panama (Republic of) 6.40% 2/14/2035	4,260	4,034
Panama (Republic of) 6.875% 1/31/2036	4,835	4,726
Panama (Republic of) 8.00% 3/1/2038	4,430	4,652
Panama (Republic of) 4.50% 5/15/2047	1,350	936
Panama (Republic of) 4.50% 4/16/2050	3,300	2,236
Panama (Republic of) 4.30% 4/29/2053	820	534
Panama (Republic of) 6.853% 3/28/2054	1,200	1,093
Panama (Republic of) 4.50% 4/1/2056	673	440
Panama (Republic of) 7.875% 3/1/2057	1,485	1,504
Panama (Republic of) 3.87% 7/23/2060	1,696	988
Panama (Republic of) 4.50% 1/19/2063	2,704	1,740
Paraguay (Republic of) 5.00% 4/15/2026	154	152
Paraguay (Republic of) 4.95% 4/28/2031	430	415
Paraguay (Republic of) 5.60% 3/13/2048[1]	2,432	2,213
Peru (Republic of) 4.125% 8/25/2027	1,056	1,023
Peru (Republic of) 6.95% 8/12/2031	PEN3,045	823
Peru (Republic of) 6.15% 8/12/2032	6,752	1,707
Peru (Republic of) 8.75% 11/21/2033	USD2,100	2,599
Peru (Republic of) 3.00% 1/15/2034	840	690
Peru (Republic of) 5.40% 8/12/2034	PEN15,899	3,682
Peru (Republic of) 5.40% 8/12/2034	3,039	704
Peru (Republic of) 3.55% 3/10/2051	USD2,600	1,888
Peru (Republic of) 2.78% 12/1/2060	1,615	935
PETRONAS Capital, Ltd. 3.50% 4/21/2030[1]	1,000	919
PETRONAS Capital, Ltd. 3.50% 4/21/2030	300	276
PETRONAS Capital, Ltd. 4.50% 3/18/2045	200	177
PETRONAS Capital, Ltd. 3.404% 4/28/2061	250	172
Philippines (Republic of) 2.95% 5/5/2045	1,487	1,041
Philippines (Republic of) 5.95% 10/13/2047	1,000	1,073
Poland (Republic of) 4.875% 10/4/2033	2,545	2,512
American Funds Emerging Markets Bond Fund — Page 5 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Poland (Republic of), Series 0726, 2.50% 7/25/2026	PLN39,300	$9,290
Poland (Republic of), Series 5Y, 3.75% 5/25/2027	45,713	10,983
Poland (Republic of), Series 0728, 7.50% 7/25/2028	1,400	380
Poland (Republic of), Series 1030, 1.25% 10/25/2030	17,675	3,451
Poland (Republic of), Series 0432, 1.75% 4/25/2032	11,614	2,230
Poland (Republic of), Series 1033, 6.00% 10/25/2033	111,455	29,048
Qatar (State of) 4.00% 3/14/2029	USD2,330	2,279
Qatar (State of) 4.40% 4/16/2050[1]	2,300	2,036
Republika Srpska 4.75% 4/27/2026	EUR959	999
Romania 3.65% 7/28/2025	RON11,410	2,404
Romania 5.875% 1/30/2029[1]	USD1,354	1,356
Romania 1.75% 7/13/2030	EUR3,000	2,665
Romania 5.375% 3/22/2031	6,066	6,589
Romania 2.124% 7/16/2031	1,900	1,679
Romania 2.00% 4/14/2033	830	689
Romania 6.375% 1/30/2034[1]	USD3,704	3,763
Romania 4.75% 10/11/2034	RON6,050	1,138
Romania 7.625% 1/17/2053[1]	USD200	222
Russian Federation 7.00% 1/25/2023[4,5]	RUB49,732	— [6]
Saudi Arabia (Kingdom of) 3.25% 10/26/2026	USD1,800	1,728
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[1]	1,100	1,099
Saudi Arabia (Kingdom of) 4.75% 1/18/2028	1,000	999
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[1]	3,178	3,163
Saudi Arabia (Kingdom of) 5.00% 1/16/2034[1]	4,000	3,982
Saudi Arabia (Kingdom of) 4.625% 10/4/2047	2,000	1,727
Saudi Arabia (Kingdom of) 5.00% 1/18/2053[1]	3,005	2,691
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	9,435	9,364
Saudi Arabia (Kingdom of) 5.75% 1/16/2054[1]	2,810	2,789
Saudi Arabia (Kingdom of) 3.45% 2/2/2061	1,300	867
Senegal (Republic of) 4.75% 3/13/2028	EUR2,960	2,885
Senegal (Republic of) 4.75% 3/13/2028	1,540	1,501
Senegal (Republic of) 5.375% 6/8/2037	2,980	2,345
Senegal (Republic of) 5.375% 6/8/2037	1,000	787
Senegal (Republic of) 6.75% 3/13/2048	USD4,500	3,351
Serbia (Republic of) 6.50% 9/26/2033[1]	3,319	3,393
South Africa (Republic of) 5.875% 6/22/2030	1,370	1,273
South Africa (Republic of), Series R-186, 10.50% 12/21/2026	ZAR1,900	103
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	138,975	6,529
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	52,800	2,248
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	106,344	4,689
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	595,580	25,109
South Africa (Republic of), Series R-209, 6.25% 3/31/2036	112,900	3,715
South Africa (Republic of), Series R-2037, 8.50% 1/31/2037	119,630	4,667
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	9,872	385
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	395,265	11,929
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	261,236	9,571
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	KRW5,429,100	4,300
South Korea (Republic of), Series 4209, 3.25% 9/10/2042	940,000	688
Thailand (Kingdom of) 3.85% 12/12/2025	THB124,390	3,506
Thailand (Kingdom of) 1.00% 6/17/2027	36,090	953
Thailand (Kingdom of) 2.875% 12/17/2028	64,850	1,828
Thailand (Kingdom of) 2.00% 12/17/2031	23,400	624
Thailand (Kingdom of) 3.775% 6/25/2032	16,096	484
Thailand (Kingdom of) 3.35% 6/17/2033	80,000	2,340
Thailand (Kingdom of) 1.60% 6/17/2035	6,127	152
American Funds Emerging Markets Bond Fund — Page 6 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Thailand (Kingdom of) 3.39% 6/17/2037	THB223,774	$6,601
Thailand (Kingdom of) 3.30% 6/17/2038	45,019	1,315
Thailand (Kingdom of) 2.00% 6/17/2042	54,600	1,314
Thailand (Kingdom of) 3.45% 6/17/2043	51,210	1,494
Thailand (Kingdom of) 2.875% 6/17/2046	57,558	1,521
Thailand (Kingdom of) 2.75% 6/17/2052	15,257	380
Turkey (Republic of) 12.60% 10/1/2025	TRY237,100	5,036
Turkey (Republic of) 4.25% 4/14/2026	USD1,270	1,228
Turkey (Republic of) 4.875% 10/9/2026	2,000	1,941
Turkey (Republic of) 9.875% 1/15/2028	1,000	1,103
Turkey (Republic of) 17.30% 7/19/2028	TRY373,103	8,900
Turkey (Republic of) 5.875% 6/26/2031	USD1,900	1,746
Turkey (Republic of) 6.50% 9/20/2033	900	846
Turkey (Republic of) 6.00% 1/14/2041	400	330
Turkey (Republic of) 5.75% 5/11/2047	2,100	1,601
Ukraine 9.99% 5/22/2024	UAH24,136	492
Ukraine 7.75% 9/1/2024[4]	USD1,600	602
Ukraine 15.50% 10/2/2024[5]	UAH15,026	302
Ukraine 12.70% 10/30/2024	6,612	133
Ukraine 19.50% 1/15/2025	35,574	725
Ukraine 8.994% 2/1/2026[4]	USD5,523	2,084
Ukraine 7.75% 9/1/2027[4]	1,200	402
Ukraine 6.75% 6/20/2028[4]	EUR2,072	683
Ukraine 6.876% 5/21/2031[1,4]	USD1,800	528
Ukraine 4.375% 1/27/2032[4]	EUR700	205
Ukraine 7.253% 3/15/2035[4]	USD2,012	585
Ukraine 7.253% 3/15/2035[1,4]	1,700	494
United Mexican States 0% 10/3/2024	MXN4,200	239
United Mexican States 4.50% 12/4/2025[3]	70,417	4,092
United Mexican States 4.875% 5/19/2033	USD875	831
United Mexican States 6.35% 2/9/2035	570	589
United Mexican States 6.00% 5/7/2036	1,110	1,115
United Mexican States 4.50% 1/31/2050	1,517	1,199
United Mexican States 6.338% 5/4/2053	2,292	2,267
United Mexican States 6.40% 5/7/2054	3,500	3,495
United Mexican States 3.771% 5/24/2061	2,671	1,744
United Mexican States 3.75% 4/19/2071	880	562
United Mexican States, Series M, 7.50% 6/3/2027	MXN5,355	305
United Mexican States, Series M20, 8.50% 5/31/2029	73,043	4,255
United Mexican States, Series M, 7.75% 5/29/2031	152,595	8,443
United Mexican States, Series M, 7.50% 5/26/2033	136,900	7,338
United Mexican States, Series M, 7.75% 11/23/2034	5,660	305
United Mexican States, Series M30, 8.50% 11/18/2038	132,000	7,384
United Mexican States, Series M, 7.75% 11/13/2042	16,950	866
United Mexican States, Series M, 8.00% 11/7/2047	16,363	849
United Mexican States, Series M, 8.00% 7/31/2053	439,140	22,597
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[4]	USD155	20
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[4]	3,170	450
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[4]	2,293	321
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[4]	2,257	340
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[4]	1,076	159
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[4]	562	94
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[4]	377	57
		980,299
American Funds Emerging Markets Bond Fund — Page 7 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans 17.52% Energy 5.11%	Principal amount (000)	Value (000)
3R Lux SARL 9.75% 2/5/2031[1]	USD1,420	$1,487
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	9,050	8,140
AI Candelaria (Spain), SLU 5.75% 6/15/2033[1]	2,250	1,828
AI Candelaria (Spain), SLU 5.75% 6/15/2033	850	690
Borr IHC, Ltd. 10.375% 11/15/2030[1]	3,100	3,239
Cosan Luxembourg SA 7.50% 6/27/2030[1]	1,200	1,245
Cosan Luxembourg SA 7.25% 6/27/2031[1]	1,200	1,226
Ecopetrol SA 8.625% 1/19/2029	200	212
Ecopetrol SA 8.875% 1/13/2033	1,730	1,831
Ecopetrol SA 8.375% 1/19/2036	200	202
Ecopetrol SA 5.875% 5/28/2045	457	342
EIG Pearl Holdings SARL 3.545% 8/31/2036	1,300	1,113
FORESEA Holding SA 7.50% 6/15/2030	639	601
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	3,343	2,688
Galaxy Pipeline Assets Bidco, Ltd. 3.25% 9/30/2040	1,050	802
GeoPark, Ltd. 5.50% 1/17/2027	500	455
Guara Norte SARL 5.198% 6/15/2034[1]	2,156	1,968
Guara Norte SARL 5.198% 6/15/2034	600	548
Kosmos Energy, Ltd. 7.125% 4/4/2026[7]	1,684	1,658
Kosmos Energy, Ltd. 7.50% 3/1/2028[7]	1,000	970
Modec Finance BV 7.84% 7/15/2026[5,7]	200	201
MV24 Capital BV 6.748% 6/1/2034[1]	1,388	1,307
MV24 Capital BV 6.748% 6/1/2034	887	835
Oleoducto Central SA 4.00% 7/14/2027[1]	2,495	2,333
Petroleos Mexicanos 7.19% 9/12/2024	MXN46,570	2,725
Petroleos Mexicanos 7.19% 9/12/2024	26,639	1,559
Petroleos Mexicanos 6.875% 10/16/2025	USD1,130	1,117
Petroleos Mexicanos 6.875% 8/4/2026	2,489	2,418
Petroleos Mexicanos 7.47% 11/12/2026	MXN181,690	9,707
Petroleos Mexicanos 6.49% 1/23/2027	USD500	472
Petroleos Mexicanos 6.70% 2/16/2032	4,340	3,612
Petroleos Mexicanos 6.625% 6/15/2035	1,682	1,277
Petroleos Mexicanos 7.69% 1/23/2050	5,450	3,924
Petroleos Mexicanos 6.95% 1/28/2060	4,265	2,821
Petrorio Luxembourg SARL 6.125% 6/9/2026[1]	500	493
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[1]	278	256
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027	200	184
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	228	203
Qatar Energy 3.125% 7/12/2041[1]	2,995	2,241
Qatar Energy 3.30% 7/12/2051[1]	2,710	1,919
Raizen Fuels Finance SA 6.45% 3/5/2034[1]	200	205
Thaioil Treasury Center Co., Ltd. 4.875% 1/23/2043	200	175
Tullow Oil PLC 10.25% 5/15/2026	400	381
		71,610
Financials 3.60%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[2]	EUR2,500	2,337
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[2]	300	326
Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[2]	USD3,225	2,981
Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[1,2]	2,955	2,731
Banco do Brasil SA 4.625% 1/15/2025	625	618
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028[1]	900	876
American Funds Emerging Markets Bond Fund — Page 8 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	USD5,556	$4,959
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[2]	1,250	1,176
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[2]	770	747
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029)[2]	3,275	3,101
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,2]	1,000	1,057
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[2]	500	528
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	272	226
Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[2]	EUR1,080	1,327
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[2]	2,355	2,679
HDFC Bank, Ltd. 8.10% 3/22/2025	INR60,000	721
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[2]	USD1,000	1,064
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	1,000	877
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[2]	1,900	2,177
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[2]	500	547
Itau Unibanco Holding SA 4.50% 11/21/2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.822% on 11/21/2024)[2]	1,250	1,240
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	8,000	7,445
Korea Exchange Bank 3.25% 3/30/2027[1]	870	827
NongHyup Bank 4.875% 7/3/2028[1]	1,395	1,390
Power Finance Corp., Ltd. 3.90% 9/16/2029	500	462
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	1,500	1,499
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[2]	3,400	3,161
Standard Chartered PLC 6.097% 1/11/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/11/2034)[1,2]	463	477
Vigorous Champion International, Ltd. 4.25% 5/28/2029	750	699
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	1,000	833
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[1]	415	346
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051[1]	1,120	802
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	200	143
		50,379
Utilities 2.33%
Aegea Finance SARL 9.00% 1/20/2031[1]	645	683
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[1]	3,236	2,810
AES Panama Generation Holdings, SRL 4.375% 5/31/2030	196	171
Alfa Desarrollo SpA 4.55% 9/27/2051[1]	1,112	851
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[1]	735	796
Chile Electricity Lux MPC SARL 6.01% 1/20/2033[1]	2,605	2,630
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	2,928	2,503
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	COP10,000,000	2,301
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	3,744,000	861
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[1]	USD1,602	1,392
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]	960	803
Enel Américas SA 4.00% 10/25/2026	215	207
Enel Chile SA 4.875% 6/12/2028	1,701	1,660
Enfragen Energia Sur SA 5.375% 12/30/2030	3,809	3,162
American Funds Emerging Markets Bond Fund — Page 9 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[1]	USD510	$483
Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	750	747
Eskom Holdings SOC, Ltd. 8.45% 8/10/2028	3,840	3,823
Instituto Costarricense de Electricidad 6.75% 10/7/2031	570	577
Investment Energy Resources, Ltd. 6.25% 4/26/2029[1]	1,375	1,321
Korea Electric Power Corp. 4.00% 6/14/2027	300	291
Korea Electric Power Corp. 4.00% 6/14/2027[1]	200	194
Light Servicos de Eletricidade SA 4.375% 6/18/2026[1,4]	1,500	717
Light Servicos de Eletricidade SA 4.375% 6/18/2026[4]	700	335
Minejesa Capital BV 4.625% 8/10/2030	1,023	973
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	1,575	1,642
SMC Global Power Holdings Corp. 5.95% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.796% on 5/5/2025)[2]	200	195
SMC Global Power Holdings Corp. 7.00% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 9.199% on 10/21/2025)[8]	459	445
		32,573
Materials 2.19%
Alpek, SAB de CV 3.25% 2/25/2031[1]	1,285	1,101
Aris Mining Corp. 6.875% 8/9/2026[1]	400	361
Braskem Idesa SAPI 7.45% 11/15/2029	400	327
Braskem Idesa SAPI 6.99% 2/20/2032[1]	3,030	2,354
Braskem Idesa SAPI 6.99% 2/20/2032	1,970	1,531
Braskem Netherlands Finance BV 4.50% 1/10/2028	1,564	1,405
Braskem Netherlands Finance BV 4.50% 1/31/2030	236	203
Braskem Netherlands Finance BV 8.50% 1/12/2031[1]	1,005	1,043
Braskem Netherlands Finance BV 8.50% 1/12/2031	300	311
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	1,250	1,203
Braskem Netherlands Finance BV 7.25% 2/13/2033	410	395
CAP SA 3.90% 4/27/2031	200	157
CSN Inova Ventures 6.75% 1/28/2028	300	294
CSN Resources SA 8.875% 12/5/2030[1]	1,100	1,136
CSN Resources SA 5.875% 4/8/2032[1]	1,610	1,410
First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	300	311
Fresnillo PLC 4.25% 10/2/2050[1]	2,160	1,632
Fresnillo PLC 4.25% 10/2/2050	400	302
GC Treasury Center Co., Ltd. 2.98% 3/18/2031[1]	375	315
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[1]	300	273
Gold Fields Orogen Holding (BVI), Ltd. 6.125% 5/15/2029	200	203
POSCO 5.75% 1/17/2028[1]	200	203
Sasol Financing USA, LLC 4.375% 9/18/2026	1,310	1,240
Sasol Financing USA, LLC 8.75% 5/3/2029[7]	2,785	2,841
Sasol Financing USA, LLC 8.75% 5/3/2029[1]	2,500	2,551
Sasol Financing USA, LLC 5.50% 3/18/2031	4,150	3,500
Stillwater Mining Co. 4.00% 11/16/2026[7]	2,300	2,058
Stillwater Mining Co. 4.50% 11/16/2029[7]	2,515	1,986
		30,646
Industrials 1.02%
Ambipar Lux SARL 9.875% 2/6/2031[1]	200	201
Bidvest Group (UK) PLC 3.625% 9/23/2026	400	373
BOC Aviation, Ltd. 3.00% 9/11/2029	600	541
BOC Aviation, Ltd. 2.625% 9/17/2030	200	173
Embraer Netherlands Finance BV 7.00% 7/28/2030[1]	400	419
American Funds Emerging Markets Bond Fund — Page 10 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Hidrovias International Finance SARL 4.95% 2/8/2031[1]	USD2,610	$2,265
Hidrovias International Finance SARL 4.95% 2/8/2031	800	694
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]	2,510	2,548
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[1]	480	477
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036[1]	862	799
Mexico City Airport Trust 4.25% 10/31/2026	900	873
Mexico City Airport Trust 5.50% 7/31/2047	1,000	848
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[1]	1,260	1,204
OCP SA 3.75% 6/23/2031	1,600	1,368
Simpar Europe SA 5.20% 1/26/2031	200	175
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031	1,100	920
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[1]	300	251
TSMC Arizona Corp. 3.125% 10/25/2041	200	161
		14,290
Communication services 1.00%
América Móvil, SAB de CV, 10.125% 1/22/2029	MXN95,760	5,757
América Móvil, SAB de CV, 9.50% 1/27/2031	80,060	4,664
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD1,053	718
PLDT, Inc. 2.50% 1/23/2031	200	168
Tencent Holdings, Ltd. 2.39% 6/3/2030	500	427
Tencent Holdings, Ltd. 3.68% 4/22/2041	400	320
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	900	613
Tencent Holdings, Ltd. 3.24% 6/3/2050	400	273
Tencent Holdings, Ltd. 3.84% 4/22/2051	1,400	1,066
		14,006
Consumer staples 0.88%
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	559	486
Indofood CBP Sukses Makmur Tbk PT 3.541% 4/27/2032	400	347
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	765	625
InRetail Consumer 3.25% 3/22/2028[1]	2,730	2,454
MARB BondCo PLC 3.95% 1/29/2031[1]	1,500	1,238
MARB BondCo PLC 3.95% 1/29/2031	1,300	1,073
Minerva Luxembourg SA 4.375% 3/18/2031[1]	400	335
Minerva Luxembourg SA 8.875% 9/13/2033[1]	4,068	4,283
Minerva Luxembourg SA 8.875% 9/13/2033	500	526
Natura Cosmeticos SA 4.125% 5/3/2028[1]	820	749
NBM US Holdings, Inc. 7.00% 5/14/2026[7]	250	251
		12,367
Consumer discretionary 0.73%
Arcos Dorados BV 6.125% 5/27/2029[1]	627	625
Meituan 3.05% 10/28/2030[1]	250	214
Melco Resorts Finance, Ltd. 4.875% 6/6/2025[1]	850	830
Melco Resorts Finance, Ltd. 4.875% 6/6/2025	400	391
Melco Resorts Finance, Ltd. 5.625% 7/17/2027	200	192
Melco Resorts Finance, Ltd. 5.625% 7/17/2027[1]	200	191
Melco Resorts Finance, Ltd. 5.375% 12/4/2029[1]	1,850	1,696
MercadoLibre, Inc. 3.125% 1/14/2031	1,142	957
MGM China Holdings, Ltd. 5.375% 5/15/2024	300	299
MGM China Holdings, Ltd. 4.75% 2/1/2027[1]	700	667
Prosus NV 3.68% 1/21/2030	1,220	1,072
Sands China, Ltd. 5.125% 8/8/2025	200	197
American Funds Emerging Markets Bond Fund — Page 11 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sands China, Ltd. 2.30% 3/8/2027	USD300	$272
Sands China, Ltd. 3.25% 8/8/2031	981	822
Studio City Finance, Ltd. 6.50% 1/15/2028	200	191
Studio City Finance, Ltd. 5.00% 1/15/2029[1]	1,000	881
Studio City Finance, Ltd. 5.00% 1/15/2029	820	722
		10,219
Municipals 0.23%
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[1]	1,140	836
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036[1]	2,350	1,605
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036	1,250	854
		3,295
Health care 0.18%
Rede D’Or Finance SARL 4.95% 1/17/2028	205	196
Rede D’Or Finance SARL 4.50% 1/22/2030	2,500	2,266
		2,462
Real estate 0.13%
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[1]	725	635
FibraSOMA 4.375% 7/22/2031[1]	1,430	1,168
		1,803
Information technology 0.12%
SK hynix, Inc. 6.375% 1/17/2028[1]	200	206
SK hynix, Inc. 2.375% 1/19/2031[1]	400	329
SK hynix, Inc. 6.50% 1/17/2033	650	693
TSMC Global, Ltd. 1.375% 9/28/2030	200	162
TSMC Global, Ltd. 2.25% 4/23/2031[1]	400	340
		1,730
Total corporate bonds, notes & loans		245,380
U.S. Treasury bonds & notes 2.86% U.S. Treasury 2.86%
U.S. Treasury 4.50% 11/15/2025[9]	7,500	7,468
U.S. Treasury 3.625% 5/31/2028	4,968	4,843
U.S. Treasury 4.125% 7/31/2028	10,000	9,942
U.S. Treasury 4.625% 9/30/2028[9]	13,100	13,293
U.S. Treasury 3.375% 5/15/2033[9]	2,280	2,137
U.S. Treasury 4.125% 8/15/2053[9]	2,400	2,308
		39,991
Federal agency bonds & notes 0.20%
Korea Development Bank 4.25% 9/8/2032	2,070	1,991
Korea National Oil Corp. 4.875% 4/3/2028[1]	400	398
Korea National Oil Corp. 2.625% 4/18/2032	200	168
Sinopec Group Overseas Development (2018), Ltd. 2.30% 1/8/2031[1]	250	216
		2,773
Total bonds, notes & other debt instruments (cost: $1,281,262,000)		1,268,443
American Funds Emerging Markets Bond Fund — Page 12 of 19

unaudited
Convertible bonds & notes 0.51% Energy 0.51%		Principal amount (000)	Value (000)
Abu Dhabi National Oil Co., convertible notes, 0.70% 6/4/2024		USD7,200	$7,121
Total convertible bonds & notes (cost: $7,130,000)			7,121
Common stocks 0.11% Energy 0.11%		Shares
FORESEA Holding SA, Class C, nonvoting shares[10]		55,880	1,376
FORESEA Holding SA, Class B10		6,208	153
			1,529
Total common stocks (cost: $1,540,000)			1,529
Short-term securities 6.93% Money market investments 4.85%
Capital Group Central Cash Fund 5.37%[11,12]		679,934	67,966
Bills & notes of governments & government agencies outside the U.S. 2.08%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 9/10/2024	23.551%	EGP87,125	1,644
Egypt (Arab Republic of) 9/17/2024	22.634	123,325	2,315
Egypt (Arab Republic of) 3/18/2025	22.054	583,525	9,728
Nigeria (Republic of) 2/11/2025	18.000	NGN733,070	463
Nigeria (Republic of) 2/20/2025	17.782	977,425	625
Nigeria (Republic of) 2/25/2025	18.037	3,034,765	1,934
Nigeria (Republic of) 3/6/2025	19.232	15,104,945	9,558
Nigeria (Republic of) 3/13/2025	17.900	1,303,235	820
Nigeria (Republic of) 3/27/2025	18.586	2,102,806	1,309
Sri Lanka (Democratic Socialist Republic of) 5/10/2024	17.983	LKR218,000	719
			29,115
Total short-term securities (cost: $95,047,000)			97,081
Total investment securities 98.15% (cost: $1,384,979,000)			1,374,174
Other assets less liabilities 1.85%			25,898
Net assets 100.00%			$1,400,072
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	495	7/3/2024	USD101,220	$(91)
5 Year Euro-Bobl Futures	Short	79	6/10/2024	(10,079)	(35)
5 Year U.S. Treasury Note Futures	Long	130	7/3/2024	13,912	34
10 Year Euro-Bund Futures	Short	50	6/10/2024	(7,195)	(55)
10 Year U.S. Treasury Note Futures	Long	16	6/28/2024	1,773	6
10 Year U.S. Treasury Note Futures	Short	51	6/28/2024	(5,845)	(20)
American Funds Emerging Markets Bond Fund — Page 13 of 19

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
20 Year U.S. Treasury Bond Futures	Long	20	6/28/2024	USD2,409	$23
30 Year Ultra U.S. Treasury Bond Futures	Long	90	6/28/2024	11,610	252
					$114
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	750	CZK	17,599	JPMorgan Chase	4/2/2024	$— [6]
CZK	17,599	USD	752	Barclays Bank PLC	4/2/2024	(2)
USD	1,065	IDR	16,660,952	Standard Chartered Bank	4/5/2024	16
USD	389	IDR	6,091,857	Citibank	4/5/2024	5
USD	3,686	KRW	4,905,000	HSBC Bank	4/8/2024	50
USD	1,626	KRW	2,164,250	HSBC Bank	4/8/2024	22
USD	2,649	BRL	13,227	Citibank	4/8/2024	15
COP	2,287,623	USD	578	Morgan Stanley	4/8/2024	12
MXN	8,571	USD	506	Citibank	4/8/2024	9
PEN	113	USD	30	Citibank	4/8/2024	1
CLP	224,755	USD	233	Standard Chartered Bank	4/8/2024	(3)
USD	498	HUF	182,879	Morgan Stanley	4/8/2024	(3)
HUF	182,991	USD	506	Goldman Sachs	4/8/2024	(5)
INR	194,000	USD	2,336	Goldman Sachs	4/8/2024	(10)
CLP	2,144,504	USD	2,212	JPMorgan Chase	4/8/2024	(24)
USD	2,725	PEN	10,335	Citibank	4/8/2024	(53)
USD	32,061	EUR	29,333	Morgan Stanley	4/15/2024	392
COP	1,997,092	USD	509	Morgan Stanley	4/15/2024	6
USD	509	RON	2,331	JPMorgan Chase	4/15/2024	3
EUR	767	USD	838	Morgan Stanley	4/15/2024	(10)
TRY	84,000	USD	2,499	Barclays Bank PLC	4/16/2024	40
USD	574	PLN	2,284	JPMorgan Chase	4/16/2024	3
USD	351	HUF	127,230	Barclays Bank PLC	4/17/2024	3
HUF	177,160	USD	488	Barclays Bank PLC	4/17/2024	(4)
USD	3,346	ZAR	62,643	JPMorgan Chase	4/18/2024	44
USD	232	CZK	5,372	Citibank	4/18/2024	3
USD	935	EUR	863	JPMorgan Chase	4/18/2024	3
USD	750	CZK	17,580	BNP Paribas	4/18/2024	1
USD	350	PLN	1,391	JPMorgan Chase	4/18/2024	1
HUF	179,246	USD	491	JPMorgan Chase	4/18/2024	(1)
PLN	3,913	USD	995	JPMorgan Chase	4/18/2024	(16)
RON	4,805	USD	1,059	JPMorgan Chase	4/18/2024	(16)
TRY	134,600	USD	4,077	JPMorgan Chase	4/18/2024	(20)
CZK	32,840	USD	1,421	Citibank	4/18/2024	(21)
CZK	40,000	USD	1,731	Citibank	4/18/2024	(25)
USD	3,969	TRY	134,600	Barclays Bank PLC	4/18/2024	(89)
USD	16,211	EUR	14,823	UBS AG	4/19/2024	205
USD	2,209	EUR	2,020	Barclays Bank PLC	4/19/2024	28
EUR	1,349	USD	1,476	JPMorgan Chase	4/19/2024	(19)
American Funds Emerging Markets Bond Fund — Page 14 of 19

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	1,183	ILS	4,303	Barclays Bank PLC	4/22/2024	$11
USD	100	CZK	2,330	UBS AG	4/22/2024	1
CZK	103,250	USD	4,444	Morgan Stanley	4/22/2024	(43)
USD	1,635	ILS	5,960	Goldman Sachs	4/24/2024	13
USD	1,560	ILS	6,260	Morgan Stanley	4/24/2024	(144)
USD	21,702	MYR	101,841	Standard Chartered Bank	4/25/2024	339
HUF	255,050	EUR	643	JPMorgan Chase	4/25/2024	3
HUF	2,910,400	USD	7,976	JPMorgan Chase	4/25/2024	(18)
TRY	61,000	USD	1,841	Barclays Bank PLC	4/25/2024	(18)
THB	45,413	USD	1,266	JPMorgan Chase	4/25/2024	(20)
MYR	6,340	USD	1,351	Standard Chartered Bank	4/25/2024	(21)
THB	328,420	USD	9,077	Morgan Stanley	4/25/2024	(64)
USD	1,646	EUR	1,520	Morgan Stanley	4/26/2024	4
ZAR	31,268	USD	1,644	HSBC Bank	4/26/2024	3
HUF	112,153	USD	305	BNP Paribas	4/26/2024	1
USD	486	CNH	3,529	Citibank	4/26/2024	— [6]
CNH	6,520	USD	898	Citibank	4/26/2024	— [6]
PLN	108	USD	27	HSBC Bank	4/26/2024	— [6]
ZAR	2,700	USD	142	Morgan Stanley	4/26/2024	— [6]
RON	2,920	USD	635	Barclays Bank PLC	4/26/2024	(1)
USD	272	ZAR	5,178	HSBC Bank	4/26/2024	(1)
PLN	17,735	USD	4,447	HSBC Bank	4/26/2024	(8)
PLN	18,300	USD	4,589	HSBC Bank	4/26/2024	(9)
USD	1,060	ILS	3,850	Goldman Sachs	5/6/2024	12
USD	752	CZK	17,599	Barclays Bank PLC	5/7/2024	2
USD	1,276	IDR	20,000,000	JPMorgan Chase	5/13/2024	18
TRY	6,133	USD	176	Goldman Sachs	6/10/2024	(3)
TRY	9,019	USD	260	Barclays Bank PLC	6/10/2024	(4)
TRY	6,652	USD	196	BNP Paribas	6/10/2024	(7)
TRY	13,483	USD	398	Morgan Stanley	6/10/2024	(16)
CZK	50,190	USD	2,220	Barclays Bank PLC	6/10/2024	(80)
USD	1,008	BRL	5,080	JPMorgan Chase	7/1/2024	4
TRY	150,000	USD	3,692	Barclays Bank PLC	9/23/2024	65
TRY	71,600	USD	1,819	Barclays Bank PLC	9/23/2024	(26)
BRL	10,000	USD	1,874	Morgan Stanley	10/2/2024	85
USD	3,791	BRL	20,000	JPMorgan Chase	10/2/2024	(125)
USD	2,029	ILS	7,450	Bank of America	10/18/2024	(17)
USD	432	ILS	1,675	BNP Paribas	10/18/2024	(28)
						$449
American Funds Emerging Markets Bond Fund — Page 15 of 19

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month PLN-WIBOR	Semi-annual	5.178%	Annual	12/1/2025	PLN12,000	$18	$—	$18
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK117,590	20	—	20
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN20,400	(14)	—	(14)
6.44%	28-day	28-day MXN-TIIE	28-day	7/24/2026	MXN20,650	(81)	—	(81)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	13,000	(38)	—	(38)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	13,000	(39)	—	(39)
8.705%	28-day	28-day MXN-TIIE	28-day	6/4/2027	19,700	(15)	—	(15)
6-month PLN-WIBOR	Semi-annual	4.745%	Annual	10/10/2028	PLN5,200	10	—	10
8.875%	28-day	28-day MXN-TIIE	28-day	11/14/2028	MXN115,000	2	—	2
8.84%	28-day	28-day MXN-TIIE	28-day	11/22/2028	25,800	(2)	—	(2)
						$(139)	$—	$(139)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.697%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL10,441	$21	$—	$21
Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 4.85%
Money market investments 4.85%
Capital Group Central Cash Fund 5.37%[11]	$61,865	$304,001	$297,885	$7	$(22)	$67,966	$1,069
Restricted securities7

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stillwater Mining Co. 4.00% 11/16/2026	2/8/2024-2/20/2024	$2,077	$2,058	.15%
Stillwater Mining Co. 4.50% 11/16/2029	1/26/2024-2/20/2024	2,027	1,986.14
Sasol Financing USA, LLC 8.75% 5/3/2029	7/5/2023-3/22/2024	2,789	2,841.20
Kosmos Energy, Ltd. 7.125% 4/4/2026	7/20/2023-8/15/2023	1,594	1,658.12
Kosmos Energy, Ltd. 7.50% 3/1/2028	7/20/2023-1/24/2024	908	970.07
NBM US Holdings, Inc. 7.00% 5/14/2026	8/4/2021	253	251.02
Modec Finance BV 7.84% 7/15/2026[5]	7/28/2023	200	201.01
Total		$9,848	$9,965	.71%

American Funds Emerging Markets Bond Fund — Page 16 of 19

unaudited
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $155,994,000, which represented 11.14% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Value determined using significant unobservable inputs.
[6]	Amount less than one thousand.
[7]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $9,965,000, which represented .71% of the net assets of the fund.

[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,801,000, which represented .20% of the net assets of the fund.
[10]	Security did not produce income during the last 12 months.
[11]	Rate represents the seven-day yield at 3/31/2024.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $158,963,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts
American Funds Emerging Markets Bond Fund — Page 17 of 19

unaudited
while held was $217,107,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $25,123,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$979,997	$302	$980,299
Corporate bonds, notes & loans	—	245,179	201	245,380
U.S. Treasury bonds & notes	—	39,991	—	39,991
Federal agency bonds & notes	—	2,773	—	2,773
Convertible bonds & notes	—	7,121	—	7,121
Common stocks	—	1,529	—	1,529
Short-term securities	67,966	29,115	—	97,081
Total	$67,966	$1,305,705	$503	$1,374,174

American Funds Emerging Markets Bond Fund — Page 18 of 19

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$315	$—	$—	$315
Unrealized appreciation on open forward currency contracts	—	1,423	—	1,423
Unrealized appreciation on centrally cleared interest rate swaps	—	50	—	50
Unrealized appreciation on bilateral interest rate swaps	—	21	—	21
Liabilities:
Unrealized depreciation on futures contracts	(201)	—	—	(201)
Unrealized depreciation on open forward currency contracts	—	(974)	—	(974)
Unrealized depreciation on centrally cleared interest rate swaps	—	(189)	—	(189)
Total	$114	$331	$—	$445
*
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DOP = Dominican pesos
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
KRW = South Korean won
KZT = Kazakhstani tenge

LKR = Sri Lankan rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PEN = Peruvian nuevos soles
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
RON = Romanian leu
RSC = Restricted Scope Company
RUB = Russian rubles
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
WIBOR = Warsaw Interbank Offer Rate
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-114-0524O-S96488
American Funds Emerging Markets Bond Fund — Page 19 of 19